VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 7.1%
Canada : 0.0%
Export Development
Canada Reg S
30.00%, 12/05/25 TRY 34,000 $ 949,499
Underline
Cayman Islands : 0.2%
QNB Finance Ltd.
13.50%, 10/06/25 TRY 28,200 611,996
QNB Finance Ltd. Reg S
3.50%, 03/09/26 CNY 14,100 1,971,080
6.90%, 01/23/25 IDR 45,000,000 2,833,293
5,416,369
Colombia : 0.1%
Empresas Publicas de
Medellin ESP Reg S
7.62%, 09/10/24 COP 3,596,000 886,365
Financiera de Desarrollo
Territorial SA Findeter
Reg S
7.88%, 08/12/24 COP 4,500,000 1,113,445
1,999,810
Germany : 0.1%
Kreditanstalt fuer
Wiederaufbau
0.62%, 07/25/25 PLN 15,000 3,509,327
Underline
Indonesia : 0.4%
Perusahaan Penerbit
SBSN
4.88%, 07/15/26 IDR 36,020,000 2,203,802
6.38%, 03/15/34 IDR 40,420,000 2,502,475
6.62%, 10/15/24 IDR 17,960,000 1,141,971
6.88%, 03/15/36 IDR 27,780,000 1,782,374
8.88%, 11/15/31 IDR 59,670,000 4,299,982
11,930,604
Luxembourg : 0.4%
European Investment
Bank
4.25%, 06/19/24 MXN 12,300 702,171
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 19,610 4,174,372
3.00%, 11/25/29 PLN 30,700 6,886,536
8.00%, 03/04/24 EGP 23,400 749,709
12,512,788
Mexico : 0.1%
Petroleos Mexicanos
Reg S
7.19%, 09/12/24 MXN 24,270 1,358,501
Underline
South Africa : 0.2%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27 ZAR 82,555 2,625,469
7.50%, 09/15/33 ZAR 11,000 437,417
7.85%, 04/02/26 ZAR 24,350 1,272,677
Transnet SOC Ltd.
9.50%, 08/19/25 ZAR 21,000 1,119,613
Transnet SOC Ltd. Reg S
13.50%, 04/18/28 ZAR 5,150 293,773
5,748,949
Par
(000’s) Value
Supranational : 3.0%
European Investment
Bank
7.75%, 01/30/25 MXN 22,600 $ 1,271,134
8.12%, 12/21/26 ZAR 202,095 10,881,526
European Investment
Bank 144A
5.75%, 01/24/25 IDR 51,750,000 3,268,039
European Investment
Bank Reg S
2.75%, 08/25/26 PLN 51,672 12,232,223
8.00%, 05/05/27 ZAR 17,585 943,101
Inter-American
Development Bank
7.50%, 12/05/24 MXN 387,765 22,037,054
Inter-American
Development Bank
Reg S
7.70%, 02/12/24 MXN 48,300 2,817,769
International Bank for
Reconstruction &
Development
7.25%, 03/15/24 IDR 39,600,000 2,510,509
International Finance
Corp.
7.00%, 02/14/24 BRL 1,800 367,507
7.00%, 07/20/27 MXN 183,660 9,940,341
7.25%, 02/02/24 MXN 24,780 1,442,753
7.50%, 01/18/28 MXN 104,400 5,737,304
7.75%, 01/18/30 MXN 149,130 8,092,726
8.00%, 07/27/27 ZAR 3,050 162,568
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 196,440 10,626,968
92,331,522
United Kingdom : 1.3%
European Bank for
Reconstruction &
Development
0.87%, 03/04/26 PLN 7,000 1,580,539
3.70%, 02/02/26 CZK 114,000 4,973,985
4.25%, 02/07/28 IDR 47,900,000 2,860,453
5.67%, 11/04/24 CZK 44,200 1,935,459
6.50%, 05/19/25 PLN 6,100 1,543,289
8.00%, 06/24/24 PLN 4,000 1,003,615
30.00%, 08/25/25 TRY 107,500 3,124,670
European Bank for
Reconstruction &
Development Reg S
0.37%, 12/22/24 PLN 15,870 3,792,991
3.01%, 03/13/28 PLN 19,700 4,545,214
5.08%, 12/15/25 MXN 283,790 15,117,215
40,477,430
United States : 1.3%
International Bank for
Reconstruction &
Development
2.00%, 02/18/26 CNY 30,000 4,145,942
2.75%, 01/19/27 CNY 21,000 2,963,292

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.25%, 01/22/26 MXN 136,300 $ 7,156,434
5.30%, 06/25/30 MXN 45,000 2,133,606
5.73%, 08/02/27 PLN 3,600 921,653
6.65%, 07/30/24 MXN 200,500 11,446,203
7.25%, 01/21/27 MXN 154,750 8,481,675
International Finance
Corp.
5.02%, 02/11/28 MXN 35,500 1,778,886
39,027,691
Total Corporate Bonds
(Cost: $222,401,093) 215,262,490
GOVERNMENT OBLIGATIONS : 89.4%
Brazil : 7.7%
Brazil Letras do Tesouro
Nacional
0.00%, 07/01/25 ^ BRL 133,920 23,769,043
0.00%, 01/01/26 ^ BRL 200,770 34,005,751
0.00%, 07/01/26 ^ BRL 234,250 37,873,020
0.00%, 07/01/27 ^ BRL 103,520 15,144,969
Brazil Notas do Tesouro
Nacional Serie F
10.00%, 01/01/35 BRL 5,780 1,139,491
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 144,235 29,389,889
10.00%, 01/01/27 BRL 154,790 31,652,107
10.00%, 01/01/29 BRL 166,500 33,674,430
10.00%, 01/01/31 BRL 54,850 10,940,924
10.00%, 01/01/33 BRL 78,550 15,562,799
233,152,423
Chile : 4.0%
Bonos de la Tesoreria de
la Republica de Chile
2.50%, 03/01/25 CLP 23,065,000 24,226,262
4.50%, 03/01/26 CLP 13,855,000 14,970,283
5.00%, 03/01/35 CLP 17,290,000 18,263,569
6.00%, 01/01/43 CLP 14,215,000 16,663,285
Bonos de la Tesoreria de
la Republica de Chile
144A Reg S
2.30%, 10/01/28 CLP 4,200,000 4,010,847
4.70%, 09/01/30 CLP 16,135,000 17,142,978
5.00%, 10/01/28 CLP 6,150,000 6,630,175
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
6.00%, 04/01/33 CLP 11,340,000 13,006,746
7.00%, 05/01/34 CLP 4,300,000 5,285,315
120,199,460
China : 9.6%
Asian Infrastructure
Investment Bank Reg S
5.00%, 03/05/26 MXN 49,650 2,596,930
30.00%, 09/29/27 TRY 16,200 518,129
China Government Bond
1.99%, 04/09/25 CNY 60,600 8,439,175
2.18%, 08/25/25 CNY 32,760 4,569,042
Par
(000’s) Value
China (continued)
2.18%, 08/15/26 CNY 7,300 $ 1,017,429
2.24%, 05/25/25 CNY 15,880 2,217,488
2.26%, 02/24/25 CNY 30,200 4,220,237
2.28%, 11/25/25 CNY 28,190 3,939,207
2.30%, 05/15/26 CNY 32,200 4,495,888
2.37%, 01/20/27 CNY 14,920 2,089,543
2.39%, 11/15/26 CNY 11,360 1,591,945
2.40%, 07/15/28 CNY 4,700 656,491
2.44%, 10/15/27 CNY 40,500 5,672,862
2.46%, 02/15/26 CNY 16,410 2,300,571
2.47%, 09/02/24 CNY 34,170 4,773,711
2.48%, 04/15/27 CNY 33,690 4,721,840
2.48%, 09/25/28 CNY 7,680 1,077,521
2.50%, 07/25/27 CNY 15,300 2,147,325
2.52%, 08/25/33 CNY 41,120 5,752,125
2.54%, 12/25/30 CNY 10,650 1,495,691
2.55%, 10/15/28 CNY 32,830 4,624,361
2.60%, 09/15/30 CNY 40,600 5,729,478
2.60%, 09/01/32 CNY 32,670 4,590,312
2.62%, 04/15/28 CNY 50,310 7,108,776
2.62%, 09/25/29 CNY 30,420 4,292,505
2.62%, 06/25/30 CNY 21,300 2,999,002
2.64%, 01/15/28 CNY 32,920 4,649,144
2.67%, 05/25/33 CNY 24,480 3,462,494
2.67%, 11/25/33 CNY 17,120 2,435,361
2.68%, 05/21/30 CNY 66,970 9,469,937
2.69%, 08/12/26 CNY 59,690 8,418,738
2.69%, 08/15/32 CNY 33,890 4,799,024
2.75%, 06/15/29 CNY 32,940 4,679,102
2.75%, 02/17/32 CNY 33,470 4,748,165
2.76%, 05/15/32 CNY 25,610 3,646,491
2.79%, 12/15/29 CNY 34,960 4,976,880
2.80%, 03/24/29 CNY 35,550 5,060,815
2.80%, 03/25/30 CNY 30,060 4,278,350
2.80%, 11/15/32 CNY 40,910 5,841,048
2.85%, 06/04/27 CNY 51,010 7,250,368
2.88%, 02/25/33 CNY 57,930 8,336,828
2.89%, 11/18/31 CNY 26,790 3,855,235
2.91%, 10/14/28 CNY 56,230 8,045,680
2.94%, 10/17/24 CNY 32,710 4,590,013
3.00%, 10/15/53 CNY 4,560 683,766
3.01%, 05/13/28 CNY 49,390 7,088,398
3.02%, 10/22/25 CNY 52,960 7,495,446
3.02%, 05/27/31 CNY 48,940 7,085,406
3.03%, 03/11/26 CNY 25,060 3,558,024
3.12%, 12/05/26 CNY 31,020 4,440,764
3.12%, 10/25/52 CNY 26,840 4,058,240
3.13%, 11/21/29 CNY 35,130 5,097,392
3.19%, 04/15/53 CNY 11,960 1,847,879
3.22%, 12/06/25 CNY 32,330 4,603,587
3.25%, 06/06/26 CNY 53,220 7,616,333
3.25%, 11/22/28 CNY 31,310 4,566,367
3.27%, 11/19/30 CNY 56,720 8,354,147
3.28%, 12/03/27 CNY 50,300 7,295,183
3.29%, 05/23/29 CNY 41,970 6,150,060
3.32%, 04/15/52 CNY 30,000 4,683,158
3.53%, 10/18/51 CNY 19,840 3,211,735
3.72%, 04/12/51 CNY 24,970 4,156,967

Par
(000’s) Value
China (continued)
3.81%, 09/14/50 CNY 34,640 $ 5,841,982
290,016,091
Colombia : 4.9%
Colombian TES
5.75%, 11/03/27 COP 41,875,000 9,684,824
6.00%, 04/28/28 COP 70,754,100 16,340,097
6.25%, 11/26/25 COP 28,132,000 6,933,269
6.25%, 07/09/36 COP 25,445,000 4,917,939
7.00%, 03/26/31 COP 67,013,000 15,190,683
7.00%, 06/30/32 COP 58,276,700 12,892,678
7.25%, 10/18/34 COP 57,672,500 12,536,236
7.25%, 10/26/50 COP 54,592,000 10,477,452
7.50%, 08/26/26 COP 63,759,700 15,817,166
7.75%, 09/18/30 COP 47,089,100 11,301,699
9.25%, 05/28/42 COP 70,065,000 16,722,947
13.25%, 02/09/33 COP 46,934,000 14,603,658
147,418,648
Czech Republic : 5.3%
Czech Republic
Government Bond
0.01%, 12/12/24 CZK 23,550 986,922
0.05%, 11/29/29 CZK 151,350 5,383,376
0.25%, 02/10/27 CZK 245,570 9,663,239
1.20%, 03/13/31 CZK 257,240 9,510,806
1.25%, 02/14/25 CZK 279,300 11,791,623
1.50%, 04/24/40 CZK 106,380 3,294,546
1.75%, 06/23/32 CZK 263,110 9,885,775
1.95%, 07/30/37 CZK 81,590 2,837,709
2.00%, 10/13/33 CZK 258,630 9,668,994
2.75%, 07/23/29 CZK 255,180 10,654,002
3.50%, 05/30/35 CZK 119,190 5,038,012
4.50%, 11/11/32 CZK 70,490 3,238,740
4.90%, 04/14/34 CZK 100,630 4,777,956
5.00%, 09/30/30 CZK 246,920 11,620,746
5.50%, 12/12/28 CZK 147,680 6,984,745
5.75%, 03/29/29 CZK 127,760 6,114,313
6.00%, 02/26/26 CZK 133,430 6,100,489
6.20%, 06/16/31 CZK 58,150 2,956,867
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 259,100 9,625,473
1.00%, 06/26/26 CZK 257,740 10,530,823
2.40%, 09/17/25 CZK 86,860 3,687,312
2.50%, 08/25/28 CZK 274,360 11,422,524
4.20%, 12/04/36 CZK 135,490 6,100,205
161,875,197
Dominican Republic : 1.2%
Dominican Republic
International Bond
144A
9.75%, 06/05/26 DOP 301,600 5,164,123
11.25%, 09/15/35 DOP 228,000 4,178,786
13.62%, 02/03/33 DOP 858,450 17,713,209
Dominican Republic
International Bond
Reg S
9.75%, 06/05/26 DOP 366,790 6,280,333
Par
(000’s) Value
Dominican Republic (continued)
13.62%, 02/03/33 DOP 124,680 $ 2,572,640
35,909,091
Egypt : 0.9%
Egypt Government Bond
13.54%, 01/14/25 EGP 68,196 1,975,693
14.06%, 01/12/26 EGP 153,950 3,987,995
14.29%, 01/05/28 EGP 29,540 668,007
14.35%, 09/10/24 EGP 177,305 5,350,817
14.37%, 10/20/25 EGP 131,069 3,501,761
14.40%, 09/10/29 EGP 77,710 1,597,033
14.48%, 04/06/26 EGP 131,890 3,363,395
14.53%, 09/14/24 EGP 124,260 3,751,599
14.56%, 07/06/26 EGP 56,689 1,429,269
14.56%, 10/13/27 EGP 84,620 1,929,331
27,554,900
Hungary : 4.4%
Hungary Government
Bond
1.00%, 11/26/25 HUF 3,767,680 9,806,342
1.50%, 04/22/26 HUF 3,444,080 8,877,559
1.50%, 08/26/26 HUF 2,246,020 5,677,349
2.00%, 05/23/29 HUF 2,583,150 6,095,735
2.25%, 04/20/33 † HUF 3,677,180 7,771,230
2.25%, 06/22/34 HUF 1,088,170 2,240,444
2.50%, 10/24/24 HUF 2,937,630 8,079,320
2.75%, 12/22/26 HUF 2,629,670 6,795,905
3.00%, 10/27/27 HUF 3,444,200 8,859,407
3.00%, 08/21/30 HUF 3,342,660 8,046,335
3.00%, 10/27/38 HUF 2,545,670 5,047,184
3.00%, 04/25/41 HUF 1,551,880 2,959,274
3.25%, 10/22/31 HUF 4,059,180 9,688,291
4.50%, 03/23/28 HUF 1,728,130 4,669,220
4.75%, 11/24/32 HUF 3,803,230 9,920,224
5.50%, 06/24/25 HUF 3,453,720 9,732,305
6.75%, 10/22/28 HUF 4,804,130 14,102,892
9.50%, 10/21/26 HUF 1,930,600 5,908,223
134,277,239
Indonesia : 8.2%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 141,275,000 8,632,010
5.50%, 04/15/26 IDR 171,740,000 10,721,452
6.12%, 05/15/28 IDR 116,481,000 7,331,807
6.25%, 06/15/36 IDR 69,870,000 4,262,203
6.38%, 08/15/28 IDR 98,460,000 6,238,483
6.38%, 04/15/32 IDR 201,060,000 12,573,003
6.38%, 07/15/37 IDR 26,400,000 1,645,726
6.50%, 06/15/25 IDR 87,610,000 5,567,510
6.50%, 02/15/31 IDR 221,400,000 13,918,175
6.62%, 05/15/33 IDR 124,333,000 7,891,836
6.62%, 02/15/34 IDR 65,450,000 4,158,937
6.88%, 04/15/29 IDR 71,780,000 4,627,536
7.00%, 05/15/27 IDR 143,688,000 9,290,640
7.00%, 09/15/30 IDR 209,355,000 13,582,470
7.00%, 02/15/33 IDR 169,445,000 11,047,105
7.12%, 06/15/38 IDR 77,390,000 5,073,434
7.12%, 06/15/42 IDR 142,830,000 9,245,934
7.12%, 06/15/43 IDR 62,530,000 4,076,932
7.50%, 08/15/32 IDR 92,730,000 6,208,561

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
7.50%, 06/15/35 IDR 194,710,000 $ 13,116,026
7.50%, 05/15/38 IDR 86,250,000 5,816,956
7.50%, 04/15/40 IDR 182,070,000 12,261,918
8.25%, 05/15/29 IDR 156,850,000 10,716,592
8.25%, 06/15/32 IDR 53,204,000 3,713,997
8.25%, 05/15/36 IDR 116,525,000 8,317,064
8.38%, 09/15/26 IDR 160,247,000 10,656,426
8.38%, 03/15/34 IDR 169,884,000 12,126,789
8.38%, 04/15/39 IDR 74,030,000 5,370,131
8.75%, 05/15/31 IDR 86,387,000 6,141,470
9.00%, 03/15/29 IDR 117,692,000 8,268,273
9.50%, 07/15/31 IDR 30,011,000 2,232,586
10.50%, 08/15/30 IDR 29,102,000 2,225,768
11.00%, 09/15/25 IDR 32,382,000 2,200,232
249,257,982
Malaysia : 7.7%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 26,519 5,218,524
3.50%, 05/31/27 MYR 23,389 4,943,143
3.52%, 04/20/28 MYR 18,185 3,840,564
3.58%, 07/15/32 MYR 31,175 6,464,103
3.73%, 06/15/28 MYR 33,716 7,165,897
3.76%, 05/22/40 MYR 35,055 7,128,198
3.83%, 07/05/34 MYR 26,842 5,661,135
3.88%, 03/14/25 MYR 24,109 5,129,967
3.88%, 08/15/29 MYR 26,961 5,769,335
3.90%, 11/30/26 MYR 32,856 7,029,558
3.90%, 11/16/27 MYR 33,754 7,224,971
3.91%, 07/15/26 MYR 24,890 5,323,539
3.96%, 09/15/25 MYR 30,706 6,548,173
4.06%, 09/30/24 MYR 14,855 3,153,413
4.07%, 06/15/50 MYR 39,510 8,191,757
4.25%, 05/31/35 MYR 20,316 4,419,849
4.46%, 03/31/53 MYR 17,675 3,887,546
4.50%, 04/30/29 MYR 14,254 3,135,872
4.64%, 11/07/33 MYR 21,426 4,840,109
4.70%, 10/15/42 MYR 28,660 6,543,838
4.76%, 04/07/37 MYR 34,443 7,853,324
4.89%, 06/08/38 MYR 30,150 7,012,722
4.92%, 07/06/48 MYR 22,255 5,212,044
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 34,116 7,193,274
3.45%, 07/15/36 MYR 29,021 5,825,583
3.46%, 10/15/30 MYR 41,490 8,583,857
3.60%, 07/31/28 MYR 23,500 4,973,945
3.65%, 10/15/24 MYR 25,924 5,488,811
3.73%, 03/31/26 MYR 36,816 7,818,894
3.99%, 10/15/25 MYR 29,194 6,227,733
4.07%, 09/30/26 MYR 31,470 6,749,111
4.13%, 08/15/25 MYR 26,390 5,647,692
4.13%, 07/09/29 MYR 28,666 6,190,731
4.19%, 10/07/32 MYR 26,740 5,791,793
4.25%, 09/30/30 MYR 25,605 5,559,494
4.26%, 07/26/27 MYR 15,131 3,269,345
4.29%, 08/14/43 MYR 19,090 4,125,211
4.37%, 10/31/28 MYR 34,767 7,580,233
Par
(000’s) Value
Malaysia (continued)
4.42%, 09/30/41 MYR 31,115 $ 6,840,885
4.66%, 03/31/38 MYR 14,520 3,308,779
232,872,952
Mexico : 5.5%
Mexican Bonos
5.00%, 03/06/25 MXN 10,043 554,480
5.50%, 03/04/27 MXN 292,029 15,229,108
5.75%, 03/05/26 MXN 46,297 2,487,667
7.00%, 09/03/26 MXN 48,668 2,658,258
7.50%, 06/03/27 MXN 264,019 14,564,800
7.50%, 05/26/33 MXN 330,767 17,230,994
7.75%, 05/29/31 MXN 506,000 27,261,321
7.75%, 11/23/34 MXN 124,446 6,509,700
7.75%, 11/13/42 MXN 390,141 19,534,214
8.00%, 09/05/24 MXN 5,323 304,024
8.00%, 05/24/35 MXN 32,434 1,708,708
8.00%, 11/07/47 MXN 332,122 16,957,534
8.00%, 07/31/53 MXN 224,898 11,307,555
8.50%, 03/01/29 MXN 18,161 1,028,184
8.50%, 05/31/29 MXN 143,094 8,126,319
8.50%, 11/18/38 MXN 270,532 14,801,275
10.00%, 12/05/24 MXN 5,407 312,999
10.00%, 11/20/36 MXN 92,179 5,692,458
166,269,598
Peru : 4.0%
Peru Government Bond
5.35%, 08/12/40 PEN 30,484 6,910,865
5.40%, 08/12/34 PEN 47,226 11,307,300
5.94%, 02/12/29 PEN 62,115 16,664,552
6.15%, 08/12/32 PEN 68,670 17,784,540
6.35%, 08/12/28 PEN 39,793 10,914,318
6.90%, 08/12/37 PEN 63,479 16,887,213
6.95%, 08/12/31 PEN 64,065 17,604,780
8.20%, 08/12/26 PEN 23,995 6,777,861
Peru Government Bond
144A Reg S
7.30%, 08/12/33 PEN 57,560 15,983,049
120,834,478
Poland : 5.0%
Republic of Poland
Government Bond
0.01%, 10/25/25 PLN 13,705 3,176,832
0.25%, 10/25/26 PLN 41,833 9,298,516
0.75%, 04/25/25 PLN 40,727 9,731,526
1.25%, 10/25/30 PLN 62,409 12,392,132
1.75%, 04/25/32 PLN 63,150 12,344,944
2.25%, 10/25/24 PLN 34,896 8,601,787
2.50%, 07/25/26 PLN 30,310 7,198,054
2.50%, 07/25/27 PLN 49,287 11,458,200
2.75%, 04/25/28 PLN 48,330 11,161,401
2.75%, 10/25/29 PLN 43,756 9,822,141
3.25%, 07/25/25 PLN 62,909 15,421,360
3.75%, 05/25/27 PLN 51,665 12,538,179
6.00%, 10/25/33 † PLN 46,510 12,371,590
7.50%, 07/25/28 PLN 57,058 15,757,262
151,273,924

Par
(000’s) Value
Romania : 4.7%
Romania Government
Bond
2.50%, 10/25/27 RON 27,180 $ 5,249,863
3.25%, 06/24/26 RON 32,445 6,696,926
3.50%, 11/25/25 RON 25,385 5,337,674
3.65%, 07/28/25 RON 29,235 6,210,738
3.65%, 09/24/31 RON 32,850 6,077,222
3.70%, 11/25/24 RON 26,960 5,794,141
4.15%, 01/26/28 RON 31,520 6,432,941
4.15%, 10/24/30 RON 33,150 6,474,181
4.25%, 04/28/36 RON 24,670 4,454,142
4.75%, 02/24/25 RON 31,015 6,693,821
4.75%, 10/11/34 RON 32,850 6,323,348
4.85%, 04/22/26 RON 31,285 6,681,965
4.85%, 07/25/29 RON 31,235 6,401,864
5.00%, 02/12/29 RON 30,065 6,234,663
5.80%, 07/26/27 RON 32,440 7,026,825
6.70%, 02/25/32 RON 35,995 8,114,892
7.20%, 10/28/26 RON 17,760 3,997,351
7.20%, 05/31/27 RON 17,430 3,938,512
7.20%, 10/30/33 RON 15,310 3,564,440
7.35%, 04/28/31 RON 16,560 3,823,737
7.90%, 02/24/38 RON 24,700 6,155,628
8.00%, 04/29/30 RON 23,400 5,561,194
8.25%, 09/29/32 RON 31,700 7,820,687
8.75%, 10/30/28 RON 32,750 7,883,608
142,950,363
Serbia : 1.1%
Serbia Treasury Bonds
4.50%, 01/11/26 RSD 1,140,320 10,504,686
4.50%, 08/20/32 RSD 1,499,010 12,558,334
5.88%, 02/08/28 RSD 1,191,170 11,414,804
34,477,824
South Africa : 6.0%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 160,688 5,689,256
6.50%, 02/28/41 ZAR 145,576 4,724,878
7.00%, 02/28/31 ZAR 284,738 12,854,641
8.00%, 01/31/30 ZAR 552,365 27,413,700
8.25%, 03/31/32 ZAR 462,620 21,713,528
8.50%, 01/31/37 ZAR 441,117 18,512,730
8.75%, 01/31/44 ZAR 378,808 15,063,736
8.75%, 02/28/48 ZAR 612,459 24,213,523
8.88%, 02/28/35 ZAR 447,254 20,279,302
9.00%, 01/31/40 ZAR 348,900 14,611,634
10.50%, 12/21/26 ZAR 251,028 14,121,262
11.62%, 03/31/53 ZAR 44,470 2,269,343
181,467,533
Thailand : 7.1%
Thailand Government
Bond
0.75%, 09/17/24 THB 344,768 9,625,124
0.95%, 06/17/25 THB 321,997 8,914,759
1.00%, 06/17/27 THB 456,151 12,326,014
1.45%, 12/17/24 THB 352,106 9,852,027
1.58%, 12/17/35 THB 314,267 7,839,516
1.60%, 12/17/29 THB 305,004 8,208,532
Par
(000’s) Value
Thailand (continued)
1.60%, 06/17/35 THB 158,104 $ 3,973,992
2.00%, 12/17/31 THB 355,757 9,636,187
2.00%, 06/17/42 THB 219,327 5,325,388
2.12%, 12/17/26 THB 344,182 9,660,779
2.25%, 03/17/27 THB 253,285 7,134,308
2.35%, 06/17/26 THB 319,500 9,025,734
2.40%, 03/17/29 THB 152,585 4,307,256
2.65%, 06/17/28 THB 404,251 11,542,768
2.88%, 12/17/28 THB 288,140 8,317,801
2.88%, 06/17/46 THB 245,491 6,469,049
3.30%, 06/17/38 THB 372,078 10,990,504
3.35%, 06/17/33 THB 338,763 10,103,261
3.39%, 06/17/37 THB 249,515 7,457,492
3.40%, 06/17/36 THB 280,348 8,360,604
3.45%, 06/17/43 THB 224,525 6,683,968
3.65%, 06/20/31 THB 268,655 8,155,648
3.77%, 06/25/32 THB 460,868 14,133,984
3.85%, 12/12/25 THB 297,916 8,635,583
4.88%, 06/22/29 THB 320,753 10,166,985
216,847,263
Turkey : 0.9%
Turkiye Government
Bond
10.50%, 08/11/27 TRY 243,434 5,110,317
10.60%, 02/11/26 TRY 43,918 959,440
11.00%, 02/24/27 TRY 32,279 677,621
11.70%, 11/13/30 TRY 120,384 2,517,257
12.40%, 03/08/28 TRY 286,861 6,305,572
12.60%, 10/01/25 TRY 64,445 1,473,077
16.90%, 09/02/26 TRY 122,763 3,001,916
17.30%, 07/19/28 TRY 179,030 4,581,360
17.80%, 07/13/33 TRY 158,280 3,891,276
28,517,836
Uruguay : 1.2%
Uruguay Government
International Bond
8.25%, 05/21/31 UYU 929,667 22,460,667
9.75%, 07/20/33 UYU 165,390 4,365,659
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 25,635 639,331
Uruguay Government
International Bond
Reg S
8.50%, 03/15/28 UYU 303,661 7,573,235
35,038,892
Total Government Obligations
(Cost: $2,888,201,693) 2,710,211,694
Total Investments Before Collateral for
Securities Loaned: 96.5%
(Cost: $3,110,602,786) 2,925,474,184

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.2%
Money Market Fund: 0.2%
(Cost: $6,335,297)
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.2%
(continued)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,335,297 $ 6,335,297
Total Investments: 96.7%
(Cost: $3,116,938,083) 2,931,809,481
Other assets less liabilities: 3.3% 101,147,737
NET ASSETS: 100.0% $ 3,032,957,218
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $6,073,836.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $93,022,598, or 3.1% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Government 93.1% $ 2,722,142,298
Financials 6.7 195,338,071
Utilities 0.2 5,221,928
Industrials 0.0 1,413,386
Energy 0.0 1,358,501
100.0% $ 2,925,474,184